UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09397

The Gabelli Utilities Fund
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Utilities Fund Semiannual Report — June 30, 2015	Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2015, the net asset value (“NAV”) per Class AAA Share of The Gabelli Utilities Fund decreased 5.6% compared with a decrease of 10.7% for the Standard & Poor’s (“S&P”) 500 Utilities Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2015.

Comparative Results

Average Annual Returns through June 30, 2015 (a) (Unaudited)						Since
	Six Months	1 Year	5 Year	10 Year	15 Year	Inception (8/31/99)
Class AAA (GABUX)	(5.57)%	(5.95)%	10.17%	6.69%	6.33%	7.59%
S&P 500 Utilities Index	(10.67)	(2.90)	12.47	6.88	5.91	5.77
S&P 500 Index	1.23	7.42	17.34	7.89	4.36	4.83
Lipper Utility Fund Average	(6.18)	(5.20)	13.57	8.09	5.85	6.33
Class A (GAUAX)	(5.68)	(5.89)	10.17	6.71	6.36	7.61
With sales charge (b)	(11.11)	(11.30)	8.87	6.08	5.94	7.21
Class C (GAUCX)	(6.02)	(6.70)	9.37	5.89	5.68	6.97
With contingent deferred sales charge (c)	(6.96)	(7.63)	9.37	5.89	5.68	6.97
Class I (GAUIX)	(5.51)	(5.71)	10.44	6.88	6.46	7.72

In the current prospectuses dated April 30, 2015, the expense ratios for Class AAA, A, C, and I Shares are 1.36%, 1.36%, 2.11%, and 1.11%, respectively. See page 11 for the expense ratios for the six months ended June 30, 2015. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)    Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to December 31, 2002. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The value of utility stocks generally changes as long term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2002 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)    Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)    Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Utilities Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2015 through June 30, 2015	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Utilities Fund
Actual Fund Return
Class AAA	$1,000.00	$944.30	1.39%	$6.70
Class A	$1,000.00	$943.20	1.39%	$6.70
Class C	$1,000.00	$939.80	2.14%	$10.29
Class I	$1,000.00	$944.90	1.14%	$5.50
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.90	1.39%	$6.95
Class A	$1,000.00	$1,017.90	1.39%	$6.95
Class C	$1,000.00	$1,014.18	2.14%	$10.69
Class I	$1,000.00	$1,019.14	1.14%	$5.71

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2015:

The Gabelli Utilities Fund

Energy and Utilities	67.4%
Communications	24.1%
Other	8.2%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Utilities Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.5%
	ENERGY AND UTILITIES — 67.2%
	Alternative Energy — 0.3%
370,000	Algonquin Power & Utilities Corp.	$2,068,158	$2,772,778
36,000	NextEra Energy Partners LP	904,113	1,426,320
65,000	Ormat Technologies Inc., New York	1,685,559	2,449,200
6,739	Ormat Technologies Inc., Tel Aviv	196,537	252,136

		4,854,367	6,900,434

	Electric Integrated — 37.9%
310,000	ALLETE Inc.	11,164,607	14,380,900
87,000	Alliant Energy Corp.	3,065,133	5,021,640
575,000	Ameren Corp.	16,902,814	21,666,000
810,000	American Electric Power Co. Inc.	30,435,685	42,905,700
5,000	Atlantic Power Corp.	75,174	15,452
295,000	Avista Corp.	7,258,656	9,041,750
600,000	Black Hills Corp.	15,929,493	26,190,000
16,000	Calpine Corp.†	309,022	287,840
570,000	Cleco Corp.	30,460,394	30,694,500
60,000	CMS Energy Corp.	402,675	1,910,400
190,000	Dominion Resources Inc.	7,795,563	12,705,300
5,000	DTE Energy Co.	196,215	373,200
360,000	Duke Energy Corp.	17,936,543	25,423,200
840,000	Edison International	29,187,730	46,687,200
818,000	El Paso Electric Co.	18,260,170	28,351,880
1,400	Entergy Corp.	96,612	98,700
980,000	Eversource Energy	23,380,957	44,501,800
660,000	Exelon Corp.	22,409,385	20,737,200
500,000	FirstEnergy Corp.	15,234,250	16,275,000
115,000	Fortis Inc.	3,606,944	3,229,944
1,225,000	Great Plains Energy Inc.	23,654,349	29,596,000
965,000	Hawaiian Electric Industries Inc.	23,130,005	28,689,450
42,000	IDACORP Inc.	1,703,782	2,357,880
108,000	ITC Holdings Corp.	2,988,402	3,475,440
334,000	MGE Energy Inc.	7,231,434	12,935,820
1,000,000	NextEra Energy Inc.	50,041,969	98,030,000
260,000	NiSource Inc.	5,946,797	11,853,400
645,000	NorthWestern Corp.	18,073,530	31,443,750
790,000	OGE Energy Corp.	13,380,182	22,570,300
750,000	Otter Tail Corp.	18,231,860	19,950,000
120,000	PG&E Corp.	4,272,684	5,892,000
325,000	Pinnacle West Capital Corp.	13,324,080	18,489,250
1,635,000	PNM Resources Inc.	20,562,610	40,221,000
572,000	PPL Corp.	17,657,112	16,856,840
192,000	Public Service Enterprise Group Inc.	5,558,607	7,541,760
440,000	SCANA Corp.	17,000,265	22,286,000
71,446	Talen Energy Corp.†	1,329,028	1,226,013

Shares		Cost	Market Value

980,000	TECO Energy Inc.	$17,400,620	$17,306,800
410,000	The Empire District Electric Co.	8,318,570	8,938,000
535,000	The Southern Co.	19,825,524	22,416,500
39,000	Unitil Corp.	970,325	1,287,780
478,000	Vectren Corp.	13,275,752	18,393,440
898,760	WEC Energy Group Inc.	29,684,435	40,417,237
970,000	Westar Energy Inc.	23,170,847	33,193,400
374,000	Xcel Energy Inc.	8,137,380	12,035,320

		618,978,171	877,900,986

	Electric Transmission and Distribution — 1.0%
235,000	Consolidated Edison Inc.	10,455,257	13,601,800
200,000	UIL Holdings Corp.	7,567,624	9,164,000

		18,022,881	22,765,800

	Global Utilities — 2.7%
11,000	AES Tiete SA, Preference	154,630	61,420
32,000	Chubu Electric Power Co. Inc.	569,135	477,052
35,000	E.ON SE	898,724	466,287
12,004	EDF SA	268,995	267,654
5,000	EDP - Energias de Portugal SA, ADR	134,159	190,650
200,000	Electric Power Development Co. Ltd.	4,991,198	7,067,860
10,000	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference†	32,332	57,862
190,000	Emera Inc.	4,704,398	5,984,468
35,000	Enagas SA	916,226	951,889
100,000	Endesa SA	2,186,478	1,913,644
240,000	Enel SpA	1,244,860	1,087,382
2,000	EuroSite Power Inc.†	1,300	1,700
500,000	Hera SpA	1,056,604	1,250,864
66,000	Hokkaido Electric Power Co. Inc.†	1,054,241	749,062
40,000	Hokuriku Electric Power Co.	661,406	596,151
185,000	Huaneng Power International Inc., ADR	4,990,614	9,764,300
55,000	Iberdrola SA, ADR	1,694,172	1,443,750
50,192	Iberdrola SA, London	617,879	338,090
210,752	Iberdrola SA, Madrid	1,451,656	1,419,612
405,000	Korea Electric Power Corp., ADR	5,392,840	8,245,800
100,000	Kyushu Electric Power Co. Inc.†	1,462,973	1,160,273
17,000	National Grid plc, ADR	768,389	1,097,690
6,000	Noble Energy Inc.	280,577	256,080
90,000	Red Electrica Corporacion SA	4,191,840	7,212,201
32,000	Shikoku Electric Power Co. Inc.	578,871	479,274
2,000	Snam SpA	8,967	9,516
190,000	Statoil ASA	4,474,797	3,395,086

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Global Utilities (Continued)
28,000	The Chugoku Electric Power Co. Inc.	$509,466	$408,612
320,000	The Kansai Electric Power Co. Inc.†	4,521,353	3,544,225
55,000	The Tokyo Electric Power Co. Inc.†	208,402	299,751
170,000	Tohoku Electric Power Co. Inc.	2,793,879	2,303,060

		52,821,361	62,501,265

	Merchant Energy — 2.1%
40,000	GenOn Energy Inc. - Old, Escrow†	0	0
15,000	GenOn Energy Inc., Escrow†	0	0
210,000	NRG Energy Inc.	4,899,848	4,804,800
3,300,000	The AES Corp.	37,335,704	43,758,000

		42,235,552	48,562,800

	Natural Gas Integrated — 11.0%
30,000	Apache Corp.	2,380,832	1,728,900
7,500	Atlas Energy Group LLC†	61,190	37,500
66,000	Devon Energy Corp.	4,002,084	3,926,340
1,000	Dominion Midstream Partners LP†	38,878	38,310
20,000	Energen Corp.	239,277	1,366,000
307,000	Energy Transfer Equity LP	2,114,995	19,700,190
10,000	Energy Transfer Partners LP	529,807	522,000
150,000	Hess Corp.	8,975,826	10,032,000
375,000	Kinder Morgan Inc.	9,248,957	14,396,250
2,230,000	National Fuel Gas Co.	114,573,239	131,324,700
456,000	Northwest Natural Gas Co.	20,368,578	19,234,080
522,000	ONEOK Inc.	7,028,766	20,608,560
600,000	Spectra Energy Corp.	13,136,488	19,560,000
363,000	UGI Corp.	7,699,597	12,505,350

		190,398,514	254,980,180

	Natural Gas Utilities — 5.6%
110,000	AGL Resources Inc.	4,368,477	5,121,600
86,000	Atmos Energy Corp.	2,367,344	4,410,080
94,000	CenterPoint Energy Inc.	1,812,563	1,788,820
52,000	Chesapeake Utilities Corp.	972,630	2,800,200
780,000	CONSOL Energy Inc.	28,141,160	16,957,200
324,000	Corning Natural Gas Holding Co.(a)	3,685,398	6,314,760
166,018	Delta Natural Gas Co. Inc.	2,516,138	3,336,962
100,000	Gulf Coast Ultra Deep Royalty Trust†	134,313	70,000
14,000	New Jersey Resources Corp.	328,068	385,700
143,000	ONE Gas Inc.	1,132,190	6,086,080

Shares		Cost	Market Value

72,000	Piedmont Natural Gas Co. Inc.	$1,793,795	$2,542,320
48,000	Questar Corp.	853,212	1,003,680
44,000	RGC Resources Inc.	701,712	880,000
140,000	South Jersey Industries Inc.	1,982,945	3,462,200
1,115,000	Southwest Gas Corp.	35,506,052	59,329,150
3,500	Targa Resources Corp.	338,413	312,270
170,000	The Laclede Group Inc.	5,591,404	8,850,200
98,500	WGL Holdings Inc.	3,993,938	5,347,565

		96,219,752	128,998,787

	Natural Resources — 2.1%
14,000	Alliance Holdings GP LP	250,691	548,100
62,000	Anadarko Petroleum Corp.	4,423,077	4,839,720
270,000	BP plc, ADR	11,701,306	10,789,200
23,000	California Resources Corp.	180,812	138,920
405,000	Cameco Corp.	8,104,248	5,783,400
10,000	Compania de Minas Buenaventura SAA, ADR	112,725	103,800
718,000	Mueller Industries Inc.	15,670,604	24,928,960
7,000	Occidental Petroleum Corp.	499,092	544,390
600,000	Peabody Energy Corp.	9,685,442	1,314,000
70,000	Tullow Oil plc	682,722	373,625
6,000	Ultra Petroleum Corp.†	94,942	75,120

		51,405,661	49,439,235

	Services — 1.0%
10,000	Areva SA†	209,327	84,294
18,000	Halliburton Co.	574,929	775,260
35,000	MDU Resources Group Inc.	760,550	683,550
52,000	Patterson-UTI Energy Inc.	774,569	978,380
95,000	Rowan Companies plc, Cl. A	3,275,764	2,005,450
1,000	Tenaris SA, ADR	19,870	27,020
1,420,000	Weatherford International plc†	19,268,085	17,423,400

		24,883,094	21,977,354

	Water — 1.8%
8,000	American States Water Co.	110,252	299,120
121,000	American Water Works Co. Inc.	2,917,498	5,884,230
567,000	Aqua America Inc.	9,534,470	13,885,830
5,000	California Water Service Group	90,622	114,250
10,500	Connecticut Water Service Inc.	264,790	358,680
16,000	Consolidated Water Co. Ltd.	193,044	201,600
20,000	Middlesex Water Co.	356,954	451,200
315,000	Severn Trent plc	8,230,556	10,299,714
231,600	SJW Corp.	5,546,547	7,107,804
88,000	The York Water Co.	1,222,051	1,835,680

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Water (Continued)
44,000	United Utilities Group plc, ADR	$1,185,493	$1,234,640

		29,652,277	41,672,748

	Diversified Industrial — 1.6%
33,000	AZZ Inc.	1,353,394	1,709,400
855,000	General Electric Co.	14,900,161	22,717,350
360,000	Mueller Water Products Inc., Cl. A	1,974,640	3,276,000
20,000	Park-Ohio Holdings Corp.	373,903	969,200
230,000	Tyco International plc	6,233,102	8,850,400

		24,835,200	37,522,350

	Environmental Services — 0.1%
20,000	Covanta Holding Corp.	350,266	423,800
91,991	Veolia Environnement SA	1,406,990	1,875,756

		1,757,256	2,299,556

	TOTAL ENERGY AND UTILITIES	1,156,064,086	1,555,521,495

	COMMUNICATIONS — 24.1%
	Cable and Satellite — 8.3%
1,845,000	Cablevision Systems Corp., Cl. A	26,172,555	44,169,300
20,500	Charter Communications Inc., Cl. A†	952,875	3,510,625
25,000	Cogeco Cable Inc.	684,204	1,445,957
70,000	Cogeco Inc.	1,589,491	3,213,050
71,000	Comcast Corp., Cl. A	1,519,504	4,269,940
62,000	Comcast Corp., Cl. A, Special	1,266,840	3,716,280
128,000	DIRECTV†	10,883,203	11,877,120
410,000	DISH Network Corp., Cl. A†	7,945,055	27,761,100
303,000	EchoStar Corp., Cl. A†	6,142,089	14,750,040
100	Liberty Broadband Corp., Cl. B†	5,203	5,205
169,000	Liberty Global plc, Cl. A†	2,269,177	9,137,830
169,000	Liberty Global plc, Cl. C†	2,259,427	8,556,470
90,000	Rogers Communications Inc., Cl. B	2,426,676	3,197,700
12,000	Shaw Communications Inc., Cl. B	148,195	261,480
2,100,000	Sky Deutschland AG†	17,848,824	15,800,687
1,600,000	Sky plc	17,429,899	26,070,014
70,000	Time Warner Cable Inc.	3,697,554	12,471,900
50,000	Tokyo Broadcasting System Holdings Inc.	683,652	690,853

		103,924,423	190,905,551

Shares		Cost	Market Value

	Computer Services Software and Systems — 0.1%
330,026	Internap Corp.†	$2,153,495	$3,052,741

	Telecommunications — 12.3%
145,000	AT&T Inc.	3,676,704	5,150,400
99,000	Atlantic Tele-Network Inc.	3,558,727	6,838,920
615,000	BCE Inc.	18,038,809	26,137,500
31,000,000	Cable & Wireless Communications plc	20,963,070	32,439,822
290,000	CenturyLink Inc.	9,198,348	8,520,200
3,960,000	Cincinnati Bell Inc.†	13,249,366	15,127,200
35,000	Deutsche Telekom AG	428,748	602,856
580,000	Deutsche Telekom AG, ADR	7,276,747	9,984,700
350,000	Global Telecom Holding SAE, GDR†	1,416,857	602,000
30,000	Harris Corp.	2,383,368	2,307,300
100,000	Jazztel plc†	1,541,364	1,443,733
1,440,000	Koninklijke KPN NV	4,192,069	5,506,477
18,000	Koninklijke KPN NV, ADR	80,480	69,840
537,000	Level 3 Communications Inc.†	16,457,636	28,283,790
109,000	Loral Space & Communications Inc.†	4,462,207	6,880,080
2,200	Mobistar SA†	33,392	41,646
35,200	NextGenTel Holding	257,885	170,602
306,000	Nippon Telegraph & Telephone Corp.	7,575,368	11,085,109
330,000	Orascom Telecom Media and Technology Holding SAE, GDR†	534,301	244,200
120,000	Pharol SGPS SA†	254,152	52,844
240,000	Pharol SGPS SA, ADR†	256,204	100,800
75,877	Philippine Long Distance Telephone Co., ADR	4,184,730	4,727,137
145,000	Proximus	4,628,591	5,119,568
2,000	PT Indosat Tbk†	1,061	600
1,000	Shenandoah Telecommunications Co.	15,867	34,230
2,300,000	Singapore Telecommunications Ltd.	5,695,042	7,189,368
800,000	Sprint Corp.†	4,679,649	3,648,000
122,000	Swisscom AG, ADR	4,498,889	6,832,000
8,000	Tele2 AB, Cl. B	141,042	93,029
170,000	Telecom Italia SpA, ADR†	2,206,728	2,162,400
225,000	Telefonica Brasil SA, ADR	4,053,552	3,134,250
53,000	Telefonica Deutschland Holding AG	280,618	305,481
560,000	Telefonica SA, ADR	10,391,664	7,952,000
1,000,000	Telekom Austria AG	7,767,364	6,617,762
380,000	Telenet Group Holding NV†	17,194,312	20,669,580
540,000	Telephone & Data Systems Inc.	14,660,572	15,876,000

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
775,000	Verizon Communications Inc.	$25,317,743	$36,122,750
620,000	VimpelCom Ltd., ADR	7,588,828	3,081,400

		229,142,054	285,155,574

	Wireless Communications — 3.4%
60,000	America Movil SAB de CV, Cl. L, ADR	1,015,391	1,278,600
70,000	China Mobile Ltd., ADR	2,817,689	4,486,300
60,000	China Unicom Hong Kong Ltd., ADR	803,047	942,000
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	19	83
78,000	Millicom International Cellular SA	6,919,371	5,769,660
240,000	Millicom International Cellular SA, SDR	19,317,047	17,703,577
6,500	Mobile TeleSystems OJSC, ADR	86,498	63,570
235,000	NII Holdings Inc.†	154,589	4,700
465,000	NTT DoCoMo Inc.	7,286,947	8,905,993
135,000	SK Telecom Co. Ltd., ADR	2,383,798	3,346,650
400	SmarTone Telecommunications Holdings Ltd.	207	698
34,012	Tim Participacoes SA, ADR	742,668	556,436
475,000	Turkcell Iletisim Hizmetleri A/S, ADR	6,888,886	5,457,750
361,000	United States Cellular Corp.†	16,144,987	13,598,870
470,000	Vodafone Group plc, ADR	19,222,852	17,131,500

		83,783,996	79,246,387

	TOTAL COMMUNICATIONS	419,003,968	558,360,253

	OTHER — 8.2%
	Aerospace — 1.4%
2,300,000	Rolls-Royce Holdings plc	20,251,701	31,440,513
324,300,000	Rolls-Royce Holdings plc, Cl. C†	487,728	509,553

		20,739,429	31,950,066

	Aviation: Parts and Services — 0.1%
25,000	Curtiss-Wright Corp.	758,983	1,811,000

	Building and Construction — 0.0%
12,000	Acciona SA	1,140,701	906,107

	Business Services — 0.8%
1,400,015	Clear Channel Outdoor Holdings Inc., Cl. A	6,544,885	14,182,152
36,000	Macquarie Infrastructure Corp.	624,830	2,974,680

Shares		Cost	Market Value

10,000	McGrath RentCorp.	$287,814	$304,300
17,500	Vectrus Inc.†	316,783	435,225

		7,774,312	17,896,357

	Computer Software and Services — 0.3%
810,000	EarthLink Holdings Corp.	4,042,184	6,066,900

	Diversified Industrial — 0.4%
1,000	Alstom SA†	31,457	28,373
24,000	Bouygues SA	757,076	897,278
5,000	Donaldson Co. Inc.	166,300	179,000
110,000	ITT Corp.	2,291,704	4,602,400
15,000	Raven Industries Inc.	372,501	304,950
13,000	Svenska Cellulosa AB, Cl. A	218,528	331,671
142,000	Twin Disc Inc.	3,660,128	2,646,880

		7,497,694	8,990,552

	Electronics — 0.9%
125,000	Corning Inc.	1,411,136	2,466,250
645,000	Sony Corp., ADR†	11,751,995	18,311,550

		13,163,131	20,777,800

	Entertainment — 1.6%
610,000	Grupo Televisa SAB, ADR	15,084,887	23,680,200
550,000	Vivendi SA	11,565,256	13,872,940

		26,650,143	37,553,140

	Financial Services — 0.3%
168,000	Kinnevik Investment AB, Cl. A	3,583,754	5,390,689
78,000	Kinnevik Investment AB, Cl. B	2,472,948	2,466,124

		6,056,702	7,856,813

	Health Care — 0.0%
12,000	Tsumura & Co.	261,956	258,267

	Machinery — 1.1%
94,000	Astec Industries Inc.	3,325,266	3,931,080
1,000	Flowserve Corp.	38,156	52,660
85,000	The Gorman-Rupp Co.	1,988,815	2,386,800
500,000	Xylem Inc.	14,004,416	18,535,000

		19,356,653	24,905,540

	Metals and Mining — 0.5%
295,000	Freeport-McMoRan Inc.	8,475,181	5,492,900
51,600	Haynes International Inc.	2,569,055	2,544,912
50,000	Materion Corp.	1,264,387	1,762,500
17,000	Vulcan Materials Co.	797,880	1,426,810

		13,106,503	11,227,122

	Transportation — 0.8%
349,000	GATX Corp.	10,260,261	18,549,350

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Transportation (Continued)
30,014	Providence and Worcester Railroad Co.	$443,758	$520,443

		10,704,019	19,069,793

	TOTAL OTHER	131,252,410	189,269,457

	TOTAL COMMON STOCKS	1,706,320,464	2,303,151,205

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
21,000	Cincinnati Bell Inc., 6.750%, Ser. B	695,010	1,029,630

	WARRANTS — 0.2%
	ENERGY AND UTILITIES — 0.2%
	Natural Gas Integrated — 0.2%
1,168,600	Kinder Morgan Inc., expire 05/25/17†	1,927,322	3,155,220

	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
80,000	Bharti Airtel Ltd., expire 08/04/16†(b)	381,976	527,950

	TOTAL WARRANTS	2,309,298	3,683,170

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$3,610,000	U.S. Treasury Bills, 0.015%††, 12/10/15	$3,609,756	$3,609,390

	TOTAL INVESTMENTS — 99.9%	$1,712,934,528	2,311,473,395

	Other Assets and Liabilities (Net) — 0.1%		2,006,444

	NET ASSETS — 100.0%		$2,313,479,839

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the market value of the Rule 144A security amounted to $527,950 or 0.02% of net assets.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $1,709,249,130)	$2,305,158,635
Investments in affiliates, at value (cost $3,685,398)	6,314,760
Cash	7,801,461
Receivable for Fund shares sold	5,042,213
Receivable for investments sold	1,083,727
Dividends receivable	6,503,550
Prepaid expenses	98,382

Total Assets	2,332,002,728

Liabilities:
Foreign currency payable to custodian, at value (cost $5,334)	5,340
Payable for Fund shares redeemed	15,030,151
Payable for investments purchased	21,224
Payable for investment advisory fees	1,984,369
Payable for distribution fees	1,003,683
Payable for accounting fees	11,250
Other accrued expenses	466,872

Total Liabilities	18,522,889

Net Assets
(applicable to 269,715,744 shares outstanding)	$2,313,479,839

Net Assets Consist of:
Paid-in capital	$1,573,637,984
Undistributed net investment income	14,515,218
Accumulated net realized gain on investments and foreign currency transactions	126,863,015
Net unrealized appreciation on investments	598,538,867
Net unrealized depreciation on foreign currency translations	(75,245)

Net Assets	$2,313,479,839

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($470,139,227 ÷ 50,105,022 shares outstanding)	$ 9.38
Class A:
Net Asset Value and redemption price per share ($827,885,290 ÷ 87,135,074 shares outstanding)	$ 9.50
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$10.08
Class C:
Net Asset Value and offering price per share ($847,614,469 ÷ 115,118,855 shares outstanding)	$ 7.36	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($167,840,853 ÷ 17,356,793 shares outstanding)	$ 9.67

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividends - Unaffiliated (net of foreign withholding taxes of $1,040,464)	$39,105,201
Dividends - Affiliated	93,960
Interest	13,138

Total Investment Income	39,212,299

Expenses:
Investment advisory fees	13,682,259
Distribution fees - Class AAA	757,663
Distribution fees - Class A	1,221,904
Distribution fees - Class C	4,756,552
Shareholder services fees	1,166,220
Shareholder communications expenses	217,153
Custodian fees	192,147
Registration expenses	100,167
Trustees’ fees	68,767
Interest expense	37,402
Legal and audit fees	32,556
Accounting fees	22,500
Miscellaneous expenses	91,522

Total Expenses	22,346,812

Less:
Expenses paid indirectly by broker (See Note 6)	(5,400)

Net Expenses	22,341,412

Net Investment Income	16,870,887

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	144,585,309
Net realized gain on investments - affiliated	4,931
Net realized loss on foreign currency transactions	(124,820)

Net realized gain on investments and foreign currency transactions	144,465,420

Net change in unrealized appreciation/depreciation:
on investments	(316,966,816)
on foreign currency translations	(11,066)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(316,977,882)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(172,512,462)

Net Decrease in Net Assets Resulting from Operations	$(155,641,575)

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$16,870,887	$46,562,126
Net realized gain on investments and foreign currency transactions	144,465,420	34,072,784
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(316,977,882)	191,891,483

Net Increase/(Decrease) in Net Assets Resulting from Operations	(155,641,575)	272,526,393

Distributions to Shareholders:
Net investment income
Class AAA	(1,405,746)*	(10,010,261)
Class A	(2,219,178)*	(14,723,154)
Class C	(2,735,745)*	(16,760,627)
Class I	(447,566)*	(2,685,886)

	(6,808,235)	(44,179,928)

Net realized gain
Class AAA	—	(8,049,038)
Class A	—	(11,838,575)
Class C	—	(13,476,863)
Class I	—	(2,159,664)

	—	(35,524,140)

Return of capital
Class AAA	(33,324,457)*	(105,610,805)
Class A	(52,607,578)*	(155,333,037)
Class C	(64,853,260)*	(176,828,893)
Class I	(10,609,957)*	(28,336,788)

	(161,395,252)	(466,109,523)

Total Distributions to Shareholders	(168,203,487)	(545,813,591)

Shares of Beneficial Interest Transactions:
Class AAA	(282,286,221)	137,689,091
Class A	(294,318,486)	202,230,814
Class C	(139,122,745)	196,796,662
Class I	(65,983,500)	90,300,102

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(781,710,952)	627,016,669

Redemption Fees	12,457	34,190

Net Increase/(Decrease) in Net Assets	(1,105,543,557)	353,763,661
Net Assets:
Beginning of year	3,419,023,396	3,065,259,735

End of period (including undistributed net investment income of $14,515,218 and $4,452,566, respectively)	$2,313,479,839	$3,419,023,396

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31†	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return††	Net Assets End of Period (in 000’s)	Net Investment Income		Operating Expenses		Portfolio Turnover Rate
Class AAA
2015(c)	$10.50	$0.05	$(0.75)	$(0.70)	$(0.02)*	—	$(0.40)*	$(0.42)	$0.00	$9.38	(5.6)%	$470,139	1.43	%(d)	1.39	%(d)(e)	0%
2014	11.24	0.18	0.76	0.94	(0.14)	$(0.10)	(1.44)	(1.68)	0.00	10.50	8.9	820,328	1.64		1.36		9
2013	10.86	0.18	1.88	2.06	(0.14)	(0.20)	(1.34)	(1.68)	0.00	11.24	20.2	738,742	1.60		1.37		11
2012	12.06	0.16	0.32	0.48	(0.10)	(0.20)	(1.38)	(1.68)	0.00	10.86	4.3	590,457	1.36		1.39		15
2011	12.76	0.16	0.82	0.98	(0.12)	(0.02)	(1.54)	(1.68)	0.00	12.06	8.0	686,609	1.32		1.40		22
2010	12.92	0.22	1.30	1.52	(0.22)	—	(1.46)	(1.68)	0.00	12.76	13.0	396,063	1.73		1.43		19
Class A
2015(c)	$10.64	$0.05	$(0.77)	$(0.72)	$(0.02)*	—	$(0.40)*	$(0.42)	$0.00	$9.50	(5.7)%	$827,885	1.47	%(d)	1.39	%(d)(e)	0%
2014	11.36	0.18	0.78	0.96	(0.14)	$(0.10)	(1.44)	(1.68)	0.00	10.64	9.0	1,231,349	1.64		1.36		9
2013	10.96	0.18	1.90	2.08	(0.14)	(0.20)	(1.34)	(1.68)	0.00	11.36	20.2	1,109,532	1.60		1.37		11
2012	12.16	0.16	0.32	0.48	(0.10)	(0.20)	(1.38)	(1.68)	0.00	10.96	4.3	931,577	1.37		1.39		15
2011	12.84	0.16	0.84	1.00	(0.12)	(0.02)	(1.54)	(1.68)	0.00	12.16	8.2	936,899	1.32		1.40		22
2010	13.00	0.22	1.30	1.52	(0.22)	—	(1.46)	(1.68)	0.00	12.84	12.9	527,981	1.73		1.43		19
Class C
2015(c)	$8.40	$0.02	$(0.64)	$(0.62)	$(0.02)*	—	$(0.40)*	$(0.42)	$0.00	$7.36	(6.0)%	$847,615	0.76	%(d)	2.14	%(d)(e)	0%
2014	9.38	0.08	0.62	0.70	(0.14)	$(0.10)	(1.44)	(1.68)	0.00	8.40	8.1	1,111,695	0.89		2.11		9
2013	9.36	0.08	1.62	1.70	(0.14)	(0.20)	(1.34)	(1.68)	0.00	9.38	19.5	1,037,073	0.85		2.12		11
2012	10.70	0.06	0.28	0.34	(0.10)	(0.20)	(1.38)	(1.68)	0.00	9.36	3.5	880,503	0.62		2.14		15
2011	11.58	0.06	0.74	0.80	(0.12)	(0.02)	(1.54)	(1.68)	0.00	10.70	7.3	901,840	0.57		2.15		22
2010	11.96	0.12	1.18	1.30	(0.22)	—	(1.46)	(1.68)	0.00	11.58	12.1	544,110	0.98		2.18		19
Class I
2015(c)	$10.80	$0.06	$(0.77)	$(0.71)	$(0.02)*	—	$(0.40)*	$(0.42)	$0.00	$9.67	(5.5)%	$167,841	1.71	%(d)	1.14	%(d)(e)	0%
2014	11.48	0.20	0.80	1.00	(0.14)	$(0.10)	(1.44)	(1.68)	0.00	10.80	9.3	255,651	1.86		1.11		9
2013	11.04	0.22	1.90	2.12	(0.14)	(0.20)	(1.34)	(1.68)	0.00	11.48	20.4	179,913	1.85		1.12		11
2012	12.20	0.20	0.32	0.52	(0.10)	(0.20)	(1.38)	(1.68)	0.00	11.04	4.6	161,415	1.68		1.14		15
2011	12.86	0.20	0.82	1.02	(0.12)	(0.02)	(1.54)	(1.68)	0.00	12.20	8.3	95,944	1.58		1.15		22
2010	12.98	0.24	1.32	1.56	(0.22)	—	(1.46)	(1.68)	0.00	12.86	13.3	41,440	1.97		1.18		19

†	All per share amounts and net asset values have been adjusted as a result of the 1 for 2 reverse stock split on March 6, 2015 (See note 8).
††

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2015, unaudited.
(d)	Annualized.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2015, there was no impact to the expense ratios.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Utilities Fund was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 31, 1999. The Fund’s primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Global Utilities	$62,499,565	$1,700	—	$62,501,265
Merchant Energy	48,562,800	—	$0	48,562,800
Other Industries (a)	1,444,457,430	—	—	1,444,457,430
COMMUNICATIONS
Cable and Satellite	190,900,346	5,205	—	190,905,551
Wireless Communications	79,241,687	—	4,700	79,246,387
Other Industries (a)	288,208,315	—	—	288,208,315
OTHER
Aerospace	31,440,513	509,553	—	31,950,066
Other Industries (a)	157,319,391	—	—	157,319,391
Total Common Stocks	2,302,630,047	516,458	4,700	2,303,151,205
Convertible Preferred Stocks (a)	1,029,630	—	—	1,029,630
Warrants (a)	3,155,220	527,950	—	3,683,170
U.S. Government Obligations	—	3,609,390	—	3,609,390
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,306,814,897	$4,653,798	$4,700	$2,311,473,395

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2015, the Fund held no investments in equity contract for difference swap agreements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2015, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2014 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$47,497,828
Long term capital gains	32,206,240
Return of capital	466,109,523

Total distributions paid	$545,813,591

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend, and may cause such gains to be treated as ordinary income. Distributions

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate the distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2015:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,721,848,748	$688,899,816	$(99,275,169)	$589,624,647

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2015, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2015, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2015, other than short term securities and U.S. Government obligations, aggregated $4,192,764 and $664,707,466, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2015, the Fund paid brokerage commissions on security trades of $403,635 to G.research, Inc., an affiliate of the Adviser. Additionally the Distributor retained a total of $791,999 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2015, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $5,400.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2015, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 15% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2015, there were no borrowings under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2015 was $8,844,138 with a weighted average interest rate of 1.15%. The maximum amount borrowed at any time during the six months ended June 30, 2015 was $69,965,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

The redemption fees retained by the Fund during the six months ended June 30, 2015 and the year ended December 31, 2014, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

As approved by the Board of Directors, the Fund effected a 1 for 2 reverse stock split on March 6, 2015. The net asset value of each share class increased proportionately at that time.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	7,641,394	$345,395,547	50,179,017	$274,133,538
Shares issued upon reinvestment of distributions	4,671,213	30,145,968	19,781,770	107,624,985
Shares redeemed	(58,076,018)	(657,827,736)	(45,195,413)	(244,069,432)
Share reduction from 1 for 2 reverse stock split	(60,236,385)	—	—	—

Net increase/(decrease)	(105,999,796)	$(282,286,221)	24,765,374	$137,689,091

Class A
Shares sold	9,468,506	$546,252,105	66,665,561	$369,817,270
Shares issued upon reinvestment of distributions	6,178,347	41,156,819	24,705,115	135,948,377
Shares redeemed	(63,867,888)	(881,727,410)	(55,048,437)	(303,534,833)
Share reduction from 1 for 2 reverse stock split	(96,231,492)	—	—	—

Net increase/(decrease)	(144,452,527)	$(294,318,486)	36,322,239	$202,230,814

Class C
Shares sold	11,704,643	$530,745,160	57,994,704	$260,862,701
Shares issued upon reinvestment of distributions	9,660,915	51,026,411	35,446,618	157,055,424
Shares redeemed	(51,006,592)	(720,894,316)	(49,962,085)	(221,121,463)
Share reduction from 1 for 2 reverse stock split	(119,958,972)	—	—	—

Net increase/(decrease)	(149,600,006)	$(139,122,745)	43,479,237	$196,796,662

Class I
Shares sold	2,720,564	$118,698,557	22,152,441	$124,397,685
Shares issued upon reinvestment of distributions	1,331,997	8,985,847	4,843,540	26,938,483
Shares redeemed	(14,573,259)	(193,667,904)	(10,974,432)	(61,036,066)
Share reduction from 1 for 2 reverse stock split	(19,463,756)	—	—	—

Net increase/(decrease)	(29,984,454)	$(65,983,500)	16,021,549	$90,300,102

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended June 30, 2015 is set forth below:

	Beginning Shares	Shares Sold	Ending Shares	Dividend Income	Realized Gain/(Loss)	Value at June 30, 2015	Percent Owned of Shares Outstanding
Corning Natural Gas Holding Co.	325,032	(1,032)	324,000	$93,960	$4,931	$6,314,760	13.28%

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Utilities Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 12, 2015, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “ Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and longer term performance of the Fund against a peer group of utilities funds and against the customized peer group selected by Lipper. The Independent Board Members noted that the Fund’s performance was within the fourth quartile of its peer groups for the one, three, and five year periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability of the Fund to the Adviser.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of utilities funds and the customized Lipper group and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was average within these groups. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their

The Gabelli Utilities Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, New York 10580-1422

t    800-GABELLI (800-422-3554)

f    914-921-5118

e   info@gabelli.com

     GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President and

Chief Financial Officer,

KeySpan Corp.

Mary E. Hauck

Former Senior

Portfolio Manager,

Gabelli-O’Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher

& Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q215SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utilities Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	09/02/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	09/02/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	09/02/2015

* Print the name and title of each signing officer under his or her signature.